Related Party Matters (Detail Textuals) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 06, 2018	Apr. 01, 2017	Feb. 28, 2018	Jun. 30, 2014	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Total expense incurred under agreement						$ 0		$ 220,000
Independent contractor agreement | K2C, Inc.
Related Party Transaction [Line Items]
Monthly fee		$ 20,000		$ 10,000
Total expense incurred under agreement									$ 220,000	$ 210,000
Independent contractor agreement | Emerald Health Sciences Inc
Related Party Transaction [Line Items]
Initial term of agreement			10 years
Total expense incurred under agreement					$ 150,000	150,000	$ 450,000	400,000	550,000
Percentage of accrued interest on outstanding balance			12.00%
Separation and release agreement | K2C, Inc.
Related Party Transaction [Line Items]
Lump sum payment in agreement			$ 180,000
Recognized additional stock based compensation expense of restricted stock and option awards								112,270	112,270
Separation and release agreement | K2C, Inc. | Immediate vesting
Related Party Transaction [Line Items]
Number of restricted common stock vested			900,000
Separation and release agreement | K2C, Inc. | October 20, 2015
Related Party Transaction [Line Items]
Number of restricted common stock vested			325,000
Separation and release agreement | K2C, Inc. | November 21, 2014
Related Party Transaction [Line Items]
Number of restricted common stock vested			125,000
Consulting Agreement | Emerald Health Sciences Inc
Related Party Transaction [Line Items]
Initial term of agreement	1 year
Total expense incurred under agreement						$ 15,000		$ 45,000	$ 45,000
Annual fee	$ 60,000
Period of discretionary annual bonus payable to contractor after each fiscal year end	120 days